Equity (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	5 years	5 years
Expected dividend yield	0.00%	0.00%
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.02%	1.73%
Expected volatility in market price of shares	90.00%	87.00%
Expected forfeiture rate	0.00%	0.00%
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.30%	3.40%
Expected volatility in market price of shares	91.00%	91.00%
Expected forfeiture rate	15.00%	15.00%